Condensed Financial Information (Parent Company Only) (Tables)	12 Months Ended
Dec. 31, 2016
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Schedule of Condensed Balance Sheets

Condensed Balance Sheets

	December 31,
	2016	2015
Assets
Cash and due from banks	$4,806,252	$4,800,526
Investment in common stock of subsidiary	41,366,024	42,428,601
Loan receivable from subsidiary	177,347	216,506
Other assets	118,460	106,960

Total assets	$46,468,083	$47,552,593

Liabilities
Other liabilities	$222,518	$1,986,093

Stockholders' Equity	46,245,565	45,566,500

Total liabilities and stockholders' equity	$46,468,083	$47,552,593

Schedule of Condensed Statements of Income and Comprehensive Income

Condensed Statements of Income and Comprehensive Income

	Year Ending December 31,
	2016	2015
Income
Dividends from subsidiary	$2,500,000	$2,000,000
Other income	10,544	11,712

Total income	2,510,544	2,011,712

Expenses
Other expenses	360,950	361,694

Income Before Income Tax and Equity in Undistributed Income of Subsidiary	2,149,594	1,650,018

Income Tax Benefit	(136,020)	(137,420)

Income Before Equity in Undistributed Income of Subsidiary	2,285,614	1,787,438

Equity in Undistributed Income of Subsidiary	762,295	1,238,685

Net Income	$3,047,909	$3,026,123

Comprehensive Income	$1,081,274	$3,104,981

Schedule of Condensed Statements of Cash Flows

Condensed Statements of Cash Flows

	Year Ending December 31,
	2016	2015
Operating Activities
Net income	$3,047,909	$3,026,123
Items not providing cash, net	(762,295)	(1,238,685)
Stock-based compensation expense	90,163	90,163
Change in other assets and liabilities, net	(53,487)	(17,617)

Net cash provided by operating activities	2,322,290	1,859,984

Investing Activity
Loan payment from subsidiary	39,159	37,879

Net cash provided by investing activities	39,159	37,879

Financing Activities
Dividends paid	(2,440,380)	(565,995)
Stock repurchase	(127,118)	(765,311)
Exercise of stock options	211,775	386,790

Net cash used in financing activities	(2,355,723)	(944,516)

Net Change in Cash and Cash Equivalents	5,726	953,347

Cash and Cash Equivalents at Beginning of Year	4,800,526	3,847,179

Cash and Cash Equivalents at End of Year	$4,806,252	$4,800,526